Goodwill And Other Intangible Assets (Schedule Of Changes In Carrying Amount Of Goodwill) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jan. 01, 2011
Goodwill [Line Items]
Beginning balance	$ 2,955,602	$ 2,005,851
Goodwill		921,222
Foreign currency translation and other	330	28,529
Ending balance	2,952,937	2,955,602
CRM/NMD [Member]
Goodwill [Line Items]
Beginning balance	1,231,120	1,218,329
Foreign currency translation and other	3,965	12,791
Ending balance	1,235,085	1,231,120
CV/AF [Member]
Goodwill [Line Items]
Beginning balance	1,724,482	787,522
Foreign currency translation and other	(3,635)	15,738
Ending balance	1,717,852	1,724,482
LightLab Imaging [Member]
Goodwill [Line Items]
Goodwill		40,543
LightLab Imaging [Member] | CV/AF [Member]
Goodwill [Line Items]
Goodwill		40,543
AGA Medical [Member]
Goodwill [Line Items]
Goodwill		880,679
Goodwill purchase accounting adjustments	(2,995)
AGA Medical [Member] | CV/AF [Member]
Goodwill [Line Items]
Goodwill		880,679
Goodwill purchase accounting adjustments	$ (2,995)